Employees' Leaving Entitlement	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Employees' leaving entitlement

24. Employees’ leaving entitlement

Changes to employees’ leaving entitlement occurring during 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Balance at beginning of year	11,646	12,389
Current service cost	65	77
Interest expense	365	364
Benefits paid	(365)	(1,116)
Actuarial losses/(gains)	(229)	(68)
Balance at end of year	11,482	11,646

The employees’ leaving entitlement refers to a defined benefit plan provided for by the Italian legislation due and payable upon termination of employment, assuming immediate separation (see note 4(q)).

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/25	31/12/24
Annual discount rate	3.37%	3.18%
Annual future salary increase rate	2.00%	2.00%
Annual inflation rate	2.00%	2.00%
Annual DBO increase rate	3.00%	3.00%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	2.00%	2.00%
Annual frequency of DBO advances	2.00%	2.00%

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2025 and 2024 is reported as follows:

	31/12/25	31/12/24
+1.00% on turnover rate	42	39
-1.00% on turnover rate	(45)	(42)
+0.25% on annual inflation rate	128	143
-0.25% on annual inflation rate	(126)	(141)
+0.25% on annual discount rate	(197)	(220)
-0.25% on annual discount rate	202	226

The sensitivity analysis above has been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analysis is based on a change in a significant assumption, keeping all other assumptions constant. Such analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.

The following are the expected payments of the employees’ leaving entitlement in future years:

	31/12/25	31/12/24
Within 1 year	1,099	742
Between 2 and 5 years	3,471	3,263

The average duration of the defined benefit plan as at December 31, 2025 and 2024 are 8.2 and 8.7 years, respectively.

Employee benefits

Share-based payment arrangements

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognised as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

A. Description of share-based payment arrangement

On July 1, 2022, the extraordinary shareholders’ meeting of Natuzzi S.p.A. approved the “Natuzzi 2022-2026” Stock Option Plan for the Natuzzi Group’s key employees and directors (the “SOP”) and granted the Company’s Board of

Directors the right to carry out an increase in the share capital of Natuzzi S.p.A., in one or more tranches, with the exclusion of preemptive rights that will be necessary to issue ordinary shares of the Company to the beneficiaries under the SOP.

On July 15, 2022, Natuzzi S.p.A. entered into an award agreement with each of three key officers of the Natuzzi Group having strategic functions. The award agreements have the following characteristics:

•
The beneficiaries of the awards have the right to exercise a predetermined number of options to purchase ordinary shares of Natuzzi S.p.A.;
•
The right to exercise options by each beneficiary is subject to the continuation of the relevant working relationship as specified in the individual award agreements;
•
If the continuation of the relevant working relationship requirement is met, then the beneficiary of the award will be entitled to exercise the options on the dates specified in the relevant individual award agreement;
•
The award agreement also regulates specific events such as termination of continuous service status, disability, death, change in control and delisting of Natuzzi S.p.A.

The ordinary shares of Natuzzi S.p.A. are listed on the New York Stock Exchange (“NYSE”) in the form of American Depositary Shares (“ADSs”), issued by a U.S. depositary bank. Each ADS represents 5 ordinary shares of Natuzzi S.p.A.

To determine the fair value of an option, it was necessary to compare the price of the underlying ADS of the Company with the strike price relating to each tranche subject to evaluation, the latter multiplied by 5, since each ADS represents 5 ordinary shares of Natuzzi S.p.A.

The terms and conditions of the award agreements entered into are set forth below.

Grant date/beneficiaries	Number of equity-based instruments	Vesting conditions	Contractual life of the options
Three key officers having strategic functions – July 15, 2022	562,512 ADSs equivalent to 2,812,560 ordinary shares	Continuous service status until the vesting date	From 1 to 6 years

In particular, the number of ordinary shares of Natuzzi S.p.A. that each of the three beneficiaries can subscribe for pursuant to the relevant award agreements is broken down below and shown in terms of ADS equivalent.

Vesting Date	Beneficiary 1	Beneficiary 2	Beneficiary 3	Total
15/Aug/22	36,533	6,583	44,000	87,116
31/May/23	54,800	9,874	33,000	97,674
31/May/24	54,800	9,874	38,338	103,012
31/May/25	73,067	13,165	5,338	91,570
31/May/26	73,067	13,165	5,338	91,570
31/May/27	73,067	13,165	5,338	91,570
Total	365,334	65,826	131,352	562,512

The exercise date for the stock options is 31 December 2027 for Beneficiaries 1 and 2, and 31 December of each vesting year up to 31 December 2027 for Beneficiary 3. In addition to Beneficiary 3, who left the Group in February 2024, both Beneficiary 1 and Beneficiary 2 waived their vested stock options upon resigning from the Parent Company during 2025. Consequently, as at 31 December 2025, no employees held any outstanding stock options.

B. Measurement of fair values

The fair value of the stock options granted to each of the three beneficiaries was measured based on the binomial tree model by Cox, Ross e Rubinstein (binomial tree lattice model). Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value.

The inputs used in the measurement of the fair values at grant date of the stock options were as follows:

Input data	Beneficiary 1	Beneficiary 2	Beneficiary 3 (sub 1)	Beneficiary 3 (sub 2)
Fair value of the ADS option at grant date	$4.3900	$4.3000	$4.5300	$3.3700
EURUSD exchange rate at grant date	n.a.	n.a.	1.0059	n.a.
Closing price of the ADS at grant date	$8.8700	$8.8700	$8.8700	$8.8700
Currency of the exercise price	U.S. dollar	U.S. dollar	Euro	U.S. dollar
Exercise price	$14.5950	$15.3450	$5.0295	$15.6000
Expected volatility of the stock price (weighted-average)	67.73%	67.73%	67.73%	67.73%
Expected volatility of the EURUSD exchange rate	n.a.	n.a.	7.27%	n.a.
Expected life (weighted-average) *	2.72 years	2.72 years	0.51 years	0.59 years
Expected dividends	—	—	—	—
Risk-free interest rate (based on government bonds)	2.80%	2.80%	2.80%	2.80%

(*) average of the different vesting dates.

Expected volatility was based on an evaluation of the historical volatility of both the price of the underlying ADSs of Natuzzi S.p.A. and EURUSD exchange rate, in particular by considering the relevant time series of the preceding 260 business days.

The total fair value of the SOP as at July 15, 2022, as determined by the abovementioned financial method, was equal to $2,458,542.

C. Reconciliation of outstanding share options

The number and weighted-average exercise prices of the stock options granted in 2025 are the following:

	Number of options (ADS)	Weighted-average exercise price (ADS)
Outstanding as at January 1, 2025	431,160	$14.71
Granted during the year	—	—
Forfeited during the year	—	—
Exercised during the year	—	—
Outstanding as at December 31, 2025	—	—
Exercisable as at December 31, 2025	—	—

There are no further options granted during the year in addition to those granted on 15 July 2022.

During 2025, no beneficiaries exercised the vested portion of their options, and Beneficiaries 1 and 2 waived, upon resignation, the right to exercise options on shares vested during their service, a right that under the terms of the plan would have expired on 31 December 2027. Consequently, as at 31 December 2025, the number of outstanding and exercisable shares under the plan was nil.